Note 9 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash on hand		€ 6,533	€ 6,877	€ 6,447
Cash and bank balances at central banks	[1]	67,314	55,004	53,079
Other financial assets		5,909	5,918	5,994
Cash and cash equivalents		€ 79,756	€ 67,799	€ 65,520

[1]	(1) The variation is mainly due to an increase in balances at the Bank of Spain.